Document and Entity Information	0 Months Ended
Mar. 06, 2015
Prospectus [Line Items]
Document Type	Other
Document Period End Date	Mar. 06, 2015
Registrant Name	Roxbury Funds
Central Index Key	0001359057
Amendment Flag	false
Document Creation Date	Mar. 06, 2015
Document Effective Date	Mar. 06, 2015
Prospectus Date	Mar. 06, 2015